Investment Portfolioas of June 30, 2025 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 121.0%
Government National Mortgage Association:
2.0%, with various maturities from 1/20/2051 until 7/1/2055 (a)	187,597,970	152,768,646
2.5%, with various maturities from 10/20/2050 until 7/1/2055 (a)	142,424,688	121,118,780
3.0%, with various maturities from 9/15/2042 until 7/1/2055 (a)	116,761,886	103,719,142
3.5%, with various maturities from 11/20/2041 until 12/20/2051	47,614,820	44,158,147
4.0%, with various maturities from 8/20/2040 until 4/20/2053	39,588,698	37,502,683
4.25%, 9/15/2041	99,648	97,564
4.49%, with various maturities from 6/15/2041 until 7/15/2041	265,888	263,648
4.5%, with various maturities from 8/15/2039 until 7/1/2055 (a)	59,449,179	57,331,200
4.55%, 1/15/2041	437,650	434,591
4.625%, 5/15/2041	182,174	181,658
5.0%, with various maturities from 3/20/2029 until 7/1/2055 (a)	116,972,898	115,195,479
5.5%, 7/1/2055 (a)	78,500,000	78,591,845
6.0%, with various maturities from 5/20/2055 until 7/1/2055 (a)	100,959,628	102,419,840
6.5%, with various maturities from 6/20/2032 until 7/1/2055 (a)	27,166,302	28,045,565
7.5%, with various maturities from 7/20/2026 until 4/20/2032	22,406	23,792
Total Government National Mortgage Association (Cost $860,272,627)		841,852,580

Asset-Backed 3.3%
Automobile Receivables 0.9%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2020-1A, 144A, 3.02%, 8/20/2026	401,667	400,659
Carvana Auto Receivables Trust:
“C”, Series 2021-N3, 1.02%, 6/12/2028	1,900,552	1,831,771
“C”, Series 2021-N4, 1.72%, 9/11/2028	1,063,629	1,029,399
Exeter Automobile Receivables Trust, “E”, Series 2021-1A, 144A, 2.21%, 2/15/2028	3,000,000	2,973,933
		6,235,762
Credit Card Receivables 0.1%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,012,585
Home Equity Loans 0.2%
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	1,396,344	1,406,372
Miscellaneous 2.1%
522 Funding CLO Ltd., “AR”, Series 2018-3A, 144A, 3 mo. USD Term SOFR + 1.302%, 5.571% (b), 10/20/2031	2,376,966	2,377,705
Alinea CLO Ltd., “AR”, Series 2018-1A, 144A, 3 mo. USD Term SOFR + 0.9%, 5.169% (b), 7/20/2031	1,759,535	1,758,592
CIFC Funding Ltd., “A1R”, Series 2020-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 5.556% (b), 1/15/2040	2,000,000	2,005,252
Dryden 43 Senior Loan Fund, “AR3”, Series 2016-43A, 144A, 3 mo. USD Term SOFR + 1.07%, 5.339% (b), 4/20/2034	4,000,000	4,002,000
Empower CLO Ltd., “A1”, Series 2023-2A, 144A, 3 mo. USD Term SOFR + 2.2%, 6.456% (b), 7/15/2036	1,110,000	1,113,216

Octagon Investment Partners XVII Ltd., “A2R2”, Series 2013-1A, 144A, 3 mo. USD Term SOFR + 1.362%, 5.643% (b), 1/25/2031	1,525,000	1,523,922
THL Credit Wind River CLO Ltd., “AR2”, Series 2019-3A, 144A, 3 mo. USD Term SOFR + 1.06%, 5.316% (b), 4/15/2031	1,591,196	1,591,435
		14,372,122
Total Asset-Backed (Cost $22,917,687)		23,026,841

Commercial Mortgage-Backed Securities 1.5%
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (b), 12/10/2041	1,286,000	1,331,315
BPR Trust, “B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.576% (b), 9/15/2038	900,000	896,647
BX Commercial Mortgage Trust, “B”, Series 2021-SOAR, 144A, 1 mo. USD Term SOFR + 0.984%, 5.296% (b), 6/15/2038	1,753,476	1,753,874
BX Trust, “B”, Series 2021-ARIA, 144A, 1 mo. USD Term SOFR + 1.411%, 5.723% (b), 10/15/2036	3,000,000	2,996,250
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 6.162% (b), 12/15/2039	563,000	562,297
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2016-NINE, 144A, 2.949% (b), 9/6/2038	500,000	487,501
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.38% (b), 8/15/2038	991,720	980,563
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.755% (b), 2/15/2042	1,500,000	1,488,902
Total Commercial Mortgage-Backed Securities (Cost $10,425,031)		10,497,349

Collateralized Mortgage Obligations 27.0%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1 mo. USD Term SOFR + 1.064%, 5.384% (b), 4/25/2049	495,592	476,857
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0%, 8/25/2048	1,116,926	1,047,772
Federal Home Loan Mortgage Corp.:
“OP”, Series 5417, Principal Only, Zero Coupon , 6/25/2054	7,347,705	6,158,957
“C11”, Series 414, Interest Only, 1.5%, 1/25/2042	3,264,352	233,641
“IG”, Series 5070, Interest Only, 1.5%, 1/25/2044	14,845,146	813,115
“CI”, Series 5037, Interest Only, 1.5%, 11/25/2050	2,926,542	277,564
“NS”, Series 4993, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.63% (b), 7/25/2050	2,036,885	293,200
“MI”, Series 5018, Interest Only, 2.0%, 10/25/2050	2,481,433	341,193
“IE”, Series 5050, Interest Only, 2.0%, 12/25/2050	4,877,030	590,052
“AI”, Series 5063, Interest Only, 2.0%, 1/25/2051	7,150,020	913,081
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	3,894,069	458,542
“NS”, Series 4999, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.13% (b), 1/25/2042	3,097,117	162,005
“WS”, Series 3981, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.132% (b), 5/15/2041	700,443	22,717
“AI”, Series 5200, Interest Only, 2.5%, 5/25/2049	382,179	53,376
“PI”, Series 4992, Interest Only, 2.5%, 7/25/2050	2,856,199	355,834
“LI”, Series 5036, Interest Only, 2.5%, 11/25/2050	29,935,077	5,047,069
“NI”, Series 5053, Interest Only, 2.5%, 12/25/2050	29,109,568	4,495,115
“LI”, Series 5132, Interest Only, 2.5%, 1/25/2051	19,884,986	2,520,655
“DI”, Series 5081, Interest Only, 2.5%, 3/25/2051	12,368,885	1,930,695
“IJ”, Series 5141, Interest Only, 2.5%, 4/25/2051	24,785,697	2,940,354
“JI”, Series 5129, Interest Only, 2.5%, 8/25/2051	17,137,149	2,638,873
“MI”, Series 5135, Interest Only, 2.5%, 8/25/2051	14,384,628	1,673,112
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,122,854
“300”, Series 352, 3.0%, 10/15/2046	163,417	147,519
“PA”, Series 4704, 3.5%, 7/15/2047	785,095	717,051
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	20,574,658	2,448,719
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	3,187,477	555,735

“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 6.039% (b), 2/25/2055	8,665,781	8,645,093
Federal National Mortgage Association:
“SC”, Series 2017-73, Interest Only, 3.486% minus 30 day USD SOFR Average, 0.0% (b), 9/25/2047	6,557,748	169,159
“ET”, Series 2024-105, 0.125%, 1/25/2055	5,539,729	4,479,012
“TI”, Series 2021-4, Interest Only, 1.5%, 12/25/2040	12,792,394	539,256
“TS”, Series 2019-71, Interest Only, 5.886% minus 30 day USD SOFR Average, 1.58% (b), 11/25/2049	9,349,294	982,541
“BS”, Series 2019-60, Interest Only, 5.936% minus 30 day USD SOFR Average, 1.63% (b), 10/25/2049	6,451,199	764,210
“CS”, Series 2013-86, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.73% (b), 7/25/2043	5,325,597	435,948
“PS”, Series 2013-81, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.73% (b), 7/25/2043	3,235,314	345,706
“PS”, Series 2013-83, Interest Only, 6.036% minus 30 day USD SOFR Average, 1.73% (b), 7/25/2043	1,847,981	151,007
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	876,614
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	26,291,188	2,237,184
“AQ”, Series 2020-56, 2.0%, 8/25/2050	200,000	157,555
“AI”, Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,517,833	200,406
“EI”, Series 2021-42, Interest Only, 2.0%, 3/25/2051	3,634,238	519,334
“GS”, Series 2011-123, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.13% (b), 10/25/2041	1,433,292	105,277
“PS”, Series 2011-127, Interest Only, 6.536% minus 30 day USD SOFR Average, 2.23% (b), 8/25/2041	1,025,355	48,624
“KL”, Series 2016-83, 2.5%, 11/25/2046	107,247	77,280
“IW”, Series 2021-76, Interest Only, 2.5%, 2/25/2048	17,997,979	2,569,133
“JI”, Series 2020-75, Interest Only, 2.5%, 11/25/2050	521,812	79,165
“IA”, Series 2023-48, Interest Only, 2.5%, 12/25/2050	14,656,076	2,048,022
“PI”, Series 2020-86, Interest Only, 2.5%, 12/25/2050	28,433,341	4,403,286
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,262,177	502,339
“MI”, Series 2021-44, Interest Only, 2.5%, 7/25/2051	13,965,652	2,356,037
“IC”, Series 2024-22, Interest Only, 2.5%, 10/25/2051	36,467,816	5,021,117
“ID”, Series 2024-22, Interest Only, 2.5%, 10/25/2051	33,700,317	4,340,977
“KI”, Series 2012-146, Interest Only, 3.0%, 11/25/2042	2,145,851	253,004
“IB”, Series 2020-43, Interest Only, 3.0%, 10/25/2048	2,963,956	479,178
“PI”, Series 2022-7, Interest Only, 3.0%, 7/25/2050	21,400,614	2,887,899
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,131,270	929,312
“EA”, Series 2018-85, 3.5%, 12/25/2048	127,893	122,277
“IA”, Series 2024-7, Interest Only, 3.5%, 11/25/2049	1,586,378	207,545
“DB”, Series 2011-111, 4.0%, 11/25/2041	191,384	184,874
“PZ”, Series 2010-13, 4.5%, 3/25/2040	55,119	52,261
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	2,631,454	248,014
“IO2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	79,917	9,141
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,372,565	288,152
“MU”, Series 2025-33, 30 day USD SOFR Average + 4.25%, 7.934% (b), 8/25/2054	24,149,225	24,752,269
Government National Mortgage Association:
“JO”, Series 2023-133, Principal Only, Zero Coupon , 9/20/2053	5,079,982	3,993,044
“CS”, Series 2020-15, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 1.618% (b), 2/20/2050	7,513,625	735,611
“SW”, Series 2024-89, Interest Only, 5.93% minus 30 day USD SOFR Average, 1.628% (b), 5/20/2054	36,703,097	2,350,892
“JS”, Series 2019-111, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.668% (b), 9/20/2036	3,898,124	266,993
“SJ”, Series 2019-70, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.674% (b), 6/16/2038	10,352,388	720,962
“SA”, Series 2013-110, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.674% (b), 7/16/2043	3,514,198	350,615

“SA”, Series 2014-60, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 1.674% (b), 4/16/2044	8,727,807	859,484
“JS”, Series 2020-83, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 1.718% (b), 6/20/2050	4,481,024	562,597
“SP”, Series 2012-113, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 1.768% (b), 10/20/2041	1,393,585	69,655
“SA”, Series 2005-84, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 1.824% (b), 11/16/2035	941,825	74,948
“SB”, Series 2023-57, Interest Only, 6.15% minus 30 day USD SOFR Average, 1.848% (b), 4/20/2053	31,554,236	2,158,946
“SG”, Series 2023-86, Interest Only, 6.3% minus 30 day USD SOFR Average, 1.998% (b), 9/20/2050	8,399,411	1,159,287
“GI”, Series 2020-175, Interest Only, 2.0%, 11/20/2050	3,502,365	416,526
“QE”, Series 2021-159, 2.0%, 9/20/2051	8,074,643	6,659,787
“IJ”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,383,091	457,053
“IP”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	652,729	75,536
“SG”, Series 2017-60, Interest Only, 6.356% minus 1 mo. USD Term SOFR, 2.038% (b), 2/20/2038	6,207,663	615,437
“SD”, Series 2017-60, Interest Only, 6.406% minus 1 mo. USD Term SOFR, 2.088% (b), 2/20/2038	3,657,749	368,701
“SD”, Series 2010-68, Interest Only, 6.466% minus 1 mo. USD Term SOFR, 2.148% (b), 6/20/2040	4,357,165	513,669
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	994,043
“IA”, Series 2022-155, Interest Only, 2.5%, 10/20/2050	9,156,329	1,387,041
“KI”, Series 2021-24, Interest Only, 2.5%, 2/20/2051	11,276,383	1,267,375
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,673,949	712,689
“MI”, Series 2021-115, Interest Only, 2.5%, 5/20/2051	5,726,398	652,123
“IC”, Series 2025-59, Interest Only, 2.5%, 6/20/2051	19,900,601	2,945,365
“HS”, Series 2014-43, Interest Only, 7.136% minus 1 mo. USD Term SOFR, 2.824% (b), 3/16/2044	3,763,778	436,441
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	948,059	17,895
“XZ”, Series 2020-122, 3.0%, 8/20/2050	364,087	196,743
“IH”, Series 2023-190, Interest Only, 3.0%, 11/20/2051	19,658,085	2,674,458
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	61,621	793
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,546,723	921,094
“ZG”, Series 2015-99, 3.5%, 7/20/2045	734,651	679,346
“EL”, Series 2019-23, 3.5%, 2/20/2049	351,500	311,955
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 4.12% (b), 4/20/2055	31,728,619	30,060,728
“ZC”, Series 2003-86, 4.5%, 10/20/2033	183,922	184,488
“ZP”, Series 2009-58, 4.5%, 7/20/2039	81,760	76,911
“IP”, Series 2014-108, Interest Only, 4.5%, 12/20/2042	430,456	6,098
“UZ”, Series 2010-37, 5.0%, 3/20/2040	795,089	811,071
“LB”, Series 2024-113, 5.0%, 7/20/2054	240,412	239,921
“SL”, Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 5.3% (b), 6/20/2055	6,750,000	6,956,140
“Z”, Series 2006-12, 5.5%, 3/20/2036	146,939	150,687
“DZ”, Series 2009-106, 5.5%, 11/20/2039	340,992	354,819
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	1,894,686	292,611
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	154,688	29,943
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	188,368	41,801
JPMorgan Mortgage Trust, “A11”, Series 2019-9, 144A, 1 mo. USD Term SOFR + 1.014%, 5.334% (b), 5/25/2050	1,277,826	1,225,225
RCKT Mortgage Trust, “A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	921,482	925,388
Total Collateralized Mortgage Obligations (Cost $185,297,956)		187,866,800

U.S. Government Agency Sponsored Pass-Throughs 5.5%
Federal Home Loan Mortgage Corp.:
6.0%, 10/1/2053	2,150,071	2,202,251
6.0%, 1/1/2054	4,008,545	4,103,355
6.0%, 9/1/2054	7,027,279	7,156,843
Federal National Mortgage Association:
3.5%, 7/1/2055 (a)	19,000,000	17,106,555
5.0%, 7/1/2044	830,570	843,558
5.5%, 7/1/2055 (a)	4,000,000	3,999,836
6.0%, 1/1/2054	2,643,750	2,869,797
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $37,902,503)		38,282,195

Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.5%, 9/15/2025 (c) (Cost $7,292,978)	7,305,000	7,297,010

	Shares	Value ($)

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.37% (d) (Cost $8,089,295)	8,089,295	8,089,295

	Principal Amount ($)	Value ($)

TBA Sale Commitments (18.3)%

Government National Mortgage Association (8.7)%
Government National Mortgage Association, 3.5%, 7/1/2055, TBA (a) (Proceeds $(59,807,642))	(66,525,000)	(60,464,839)

U.S. Government Agency Sponsored Pass-Throughs (9.6)%
Federal National Mortgage Association:
2.0%, 7/1/2055, TBA (a)	(50,000,000)	(39,568,900)
5.0%, 7/1/2055, TBA (a)	(28,000,000)	(27,445,068)
Total U.S. Government Agency Sponsored Pass-Throughs (Proceeds $(66,102,656))		(67,013,968)

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,006,287,779)	142.2	989,433,263
Other Assets and Liabilities, Net	(42.2)	(293,637,096)
Net Assets	100.0	695,796,167
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 4.37% (d)
212,805,316	526,484,118	731,200,139	—	—	2,165,698	—	8,089,295	8,089,295

(a)	When-issued, delayed delivery or forward commitment securities included.

(b)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(c)	At June 30, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/19/2025	218	24,041,551	24,443,250	(401,699)
2 Year U.S. Treasury Note	USD	9/30/2025	568	117,792,722	118,157,313	(364,591)
3 Year U.S. Treasury Note	USD	9/30/2025	223	47,178,199	47,378,789	(200,590)
5 Year U.S. Treasury Note	USD	9/30/2025	609	65,738,589	66,381,000	(642,411)
U.S. Treasury Long Bond	USD	9/19/2025	44	4,928,226	5,080,625	(152,399)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2025	321	36,095,322	36,679,266	(583,944)
Ultra Long U.S. Treasury Bond	USD	9/19/2025	14	1,611,711	1,667,750	(56,039)
Total unrealized depreciation						(2,401,673)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$841,852,580	$—	$841,852,580
Asset-Backed (a)	—	23,026,841	—	23,026,841
Commercial Mortgage-Backed Securities	—	10,497,349	—	10,497,349
Collateralized Mortgage Obligations	—	187,866,800	—	187,866,800
U.S. Government Agency Sponsored Pass-Throughs	—	38,282,195	—	38,282,195
Government & Agency Obligations	—	7,297,010	—	7,297,010
Short-Term Investments	8,089,295	—	—	8,089,295
Total	$8,089,295	$1,108,822,775	$—	$1,116,912,070

Liabilities	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$(60,464,839)	$—	$(60,464,839)
U.S. Government Agency Sponsored Pass-Throughs	—	(67,013,968)	—	(67,013,968)
Derivatives (b)
Futures Contracts	(2,401,673)	—	—	(2,401,673)
Total	$(2,401,673)	$(127,478,807)	$—	$(129,880,480)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
GNMA-PH3